Term loan facility (Details Narrative) - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Jun. 24, 2025	Sep. 30, 2025
Statement [Line Items]
Line of credit facility, fund payment	$ 100.0
Line of credit facility, term	5 years
Line of credit facility, original issue discount rate	6.00%
Line of credit facility, amount	$ 3.2
Line of credit facility rate, description	Principal repayments commence after one year of closing date and are payable quarterly thereafter starting at 1.5% of the aggregate principal amount and gradually increasing to 6.25% after 36 months. Interest of U.S. SOFR rate (4% floor) plus 6% per annum is payable monthly, and review fees equal to 0.5% of the outstanding aggregate principal is payable every six months
Line of credit facility, amortized cost, net	$ 2.5
Line of credit facility, interest and financing expense		$ 2.0
Three Tranches [Member]
Statement [Line Items]
Line of credit facility, initial payment	50.0
Two Additional tranches [Member]
Statement [Line Items]
Line of credit facility, fund payment	$ 25.0